Fair value of financial instruments (Details 3) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss Increase in Adjusted market multiple (5% movement)	$ 324	$ 600
Profit or loss Decrease in Adjusted market multiple (5% movement)	$ (324)	$ (600)